Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity China Region Fund	Dec. 30, 2022
Fidelity China Region Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.44%)
Past 5 years	16.74%
Past 10 years	11.91%
Fidelity China Region Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.32%)
Past 5 years	15.82%
Past 10 years	10.45%
Fidelity China Region Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.40%)
Past 5 years	13.56%
Past 10 years	9.52%
IXYE2
Average Annual Return:
Past 1 year	(9.51%)
Past 5 years	11.92%
Past 10 years	9.19%